Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Taxes
Loss before taxes	$ (52,301,555)	$ (332,297)	$ (54,875,555)	$ (1,574,135)
Benefit from income taxes	550,030	$ 233,716	2,791,238	$ 590,954
Valuation allowance	$ 3,459,310		$ 3,459,310		$ 2,463,599
Federal statutory income tax rate, percentage			21.00%	21.00%
Effective income tax rate, percentage			5.10%	37.50%